Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	2017	2018
	$ in thousands	$ in thousands

Raw materials	442	275
Work in progress	317	237
Finished goods	259	500

	1,018	1,012